Net Loss Per Share	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

Note 4. Net Loss Per Share

During the nine months ended May 31, 2019 and May 31, 2018, the Company recorded a net loss. The Company does not have any potentially dilutive securities outstanding. Therefore, basic and diluted net loss per share is the same for those periods.

Note 4. Net Loss Per Share

During the years ended August 31, 2018 and 2017, the Company recorded a net loss. The Company does not have any potentially dilutive securities outstanding. Therefore, basic and diluted net loss per share is the same for those periods.